Earnings per share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Net profit attributable to ordinary equity holders of the parent for basic earnings	₽ 4,832	₽ 3,584	₽ 3,114
Weighted average number of ordinary shares for basic earnings per share	61,788,024	61,202,710	60,755,706
Effect of share-based payments	476,420	522,116	404,357
Weighted average number of ordinary shares for diluted earnings per share	62,264,444	61,724,826	61,160,063
Basic, profit attributable to ordinary equity holders of the parent	₽ 78.20	₽ 58.56	₽ 51.25
Diluted, profit attributable to ordinary equity holders of the parent	₽ 77.60	₽ 58.06	₽ 50.92